Pay vs Performance Disclosure	12 Months Ended
	Feb. 03, 2024 USD ($)	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” (“CAP”) and the Company’s financial performance.
The following table sets forth information on CAP to our PEO (principal executive officer) and (on average) to our other NEOs
(“non-PEO
NEOs”) during the specified years alongside TSR and net income metrics, as well as the Company-selected measure of Comparable Sales. The Company selected Comparable Sales as the most important in linking CAP to our NEOs and Company performance, as this metric was used in our STIP, as described under “CDA—Elements of NEO Compensation—Annual Bonus under the Short-Term Incentive Plan (STIP)” above.

			Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid for non-PEO NEOs	Based on $100 initial investment
Fiscal Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO			Total Shareholder Return (1)	Peer Group Total Shareholder Return (1)	Net Income (Loss)	Comparable Sales
2024	$9,043,869	$(420,343)	$2,140,241	$474,535	$428.34	$176.81	$810,400,000	(11.6)%
2023	$11,029,154	$(7,857,982)	$2,449,760	$(941,633)	$320.87	$153.74	$376,700,000	(6.1)%
2022	$12,953,460	$66,134,668	$3,265,792	$12,448,442	$356.56	$158.94	$769,900,000	48.0%
2021	$12,184,594	$29,748,584	$2,781,338	$6,343,711	$168.34	$119.68	$(15,200,000)	9.9%

(1)
Peer group total shareholder return (“TSR”) reflects the Company’s peer group “S&P 500 Specialty Retail Index” as reflected in our Fiscal 2024 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K.
The amount for each year for Company and peer group TSR reflects what the cumulative value of $100 would be, including reinvestment of dividends, if the $100 was invested on February 1, 2020.

NEOs included in the above compensation columns include the following:

Fiscal Year	CEO	Non-PEO NEOs
2024	Virginia C. Drosos	Joan M. Hilson, Jamie L. Singleton, Rebecca Wooters, Oded Edelman
2023	Virginia C. Drosos	Joan M. Hilson, Jamie L. Singleton, Rebecca Wooters, Oded Edelman
2022	Virginia C. Drosos	Joan M. Hilson, Jamie L. Singleton, Rebecca Wooters, Oded Edelman
2021	Virginia C. Drosos	Joan M. Hilson, Jamie L. Singleton, Rebecca Wooters, Oded Edelman
Reconciliation of Summary Compensation Table Totals to CAP Totals
The following table reconciles the Summary Compensation Table Total amounts to CAP for each of the CEO and the average of the non-PEO
NEOs.

	Fiscal Year	Summary Compensation Table Total		Value of Stock Awards in Summary Compensation Table Total		Value of Equity Compensation included in CAP under SEC Rules		Compensation Actually Paid
CEO	2024	$9,043,869	-	$7,514,588	+	$(1,949,624)	=	$(420,343)
	2023	$11,029,154	-	$8,908,930	+	$(9,978,206)	=	$(7,857,982)
	2022	$12,953,460	-	$6,814,324	+	$59,995,532	=	$66,134,668
	2021	$12,184,594	-	$6,145,991	+	$23,709,981	=	$29,748,584
Average non-PEO NEOs	2024	$2,140,241	-	$1,328,566	+	$(337,140)	=	$474,535
	2023	$2,449,760	-	$1,511,407	+	$(1,879,987)	=	$(941,633)
	2022	$3,265,792	-	$1,203,834	+	$10,386,485	=	$12,448,442
	2021	$2,781,338	-	$1,032,718	+	$4,595,090	=	$6,343,711
The table below provides the following components of the value of equity compensation included in CAP for the periods indicated, determined in accordance with SEC methodology for this disclosure:

◆	F or awards granted during the applicable fiscal year (and which were still outstanding as of the end of such fiscal year), the fiscal year end value;

◆	F or awards granted during prior years that were still outstanding as of the applicable fiscal year end, the change in value as of the applicable fiscal year end compared to the prior fiscal year end;

◆	F or awards granted in prior fiscal years that vested during the applicable fiscal year, the change in value as of the vesting date compared to the value as of the prior fiscal year end; and

◆
F
or any awards that vested during the applicable fiscal year, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date.

	Fiscal Year	Fiscal Year End Value of Current Year Awards Outstanding as of Fiscal Year End		Change in Value as of Fiscal Year End for Prior Year Awards Outstanding as of Fiscal Year End		Change in Value as of Vesting Date for Awards that Vested During the Fiscal Year		Accrued Dividends Paid for Awards that Vested During the Fiscal Year		Value of Equity for CAP Purposes
CEO	2024	$(143,939)	+	$(598,316)	+	$(1,207,369)	+	$—	=	$(1,949,624)
	2023	$546,793	+	$(3,478,125)	+	$(7,046,874)	+	$—	=	$(9,978,206)
	2022	$11,043,563	+	$20,998,966	+	$27,857,495	+	$95,508	=	$59,995,532
	2021	$29,135,318	+	$(4,260,334)	+	$(1,301,560)	+	$136,557	=	$23,709,981
Average non-PEO NEOs	2024	$(25,448)	+	$(102,403)	+	$(209,289)	+	$—	=	$(337,140)
	2023	$95,271	+	$(584,807)	+	$(1,390,450)	+	$—	=	$(1,879,987)
	2022	$1,956,329	+	$5,549,224	+	$2,876,577	+	$4,355	=	$10,386,485
	2021	$4,949,043	+	$(377,682)	+	$19,626	+	$4,103	=	$4,595,090
Fair value or change in fair value, as applicable, of equity awards was determined for RSU and RSA awards based on the closing stock price on the last business day of the applicable fiscal year or, in the case of the vesting dates, the actual stock price on the vesting date compared to values from the beginning of such fiscal year based on the closing stock price on the first business day of such fiscal year. For PSU awards, the same stock price methodology was utilized, and performance achievement was applied based on the probability of achievement as previously disclosed at the end of each fiscal year. For amounts based on fiscal year end stock prices, the following prices were used: Fiscal 2024 price of $100.27 (31.6% change from the beginning of the year), Fiscal 2023 price of $76.00 ((11.8)% change from the beginning of the year), Fiscal 2022 price of $85.44 (105.4% change from the beginning of the year), and Fiscal 2021 price of $40.62 (68.3% change from the beginning of the year).

Company Selected Measure Name	Comparable Sales
Named Executive Officers, Footnote

Fiscal Year	CEO	Non-PEO NEOs
2024	Virginia C. Drosos	Joan M. Hilson, Jamie L. Singleton, Rebecca Wooters, Oded Edelman
2023	Virginia C. Drosos	Joan M. Hilson, Jamie L. Singleton, Rebecca Wooters, Oded Edelman
2022	Virginia C. Drosos	Joan M. Hilson, Jamie L. Singleton, Rebecca Wooters, Oded Edelman
2021	Virginia C. Drosos	Joan M. Hilson, Jamie L. Singleton, Rebecca Wooters, Oded Edelman

Peer Group Issuers, Footnote	Peer group total shareholder return (“TSR”) reflects the Company’s peer group “S&P 500 Specialty Retail Index” as reflected in our Fiscal 2024 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K.
	The amount for each year for Company and peer group TSR reflects what the cumulative value of $100 would be, including reinvestment of dividends, if the $100 was invested on February 1, 2020.
PEO Total Compensation Amount	$ 9,043,869	$ 11,029,154	$ 12,953,460	$ 12,184,594
PEO Actually Paid Compensation Amount	$ (420,343)	(7,857,982)	66,134,668	29,748,584
Adjustment To PEO Compensation, Footnote
Reconciliation of Summary Compensation Table Totals to CAP Totals
The following table reconciles the Summary Compensation Table Total amounts to CAP for each of the CEO and the average of the non-PEO
NEOs.

	Fiscal Year	Summary Compensation Table Total		Value of Stock Awards in Summary Compensation Table Total		Value of Equity Compensation included in CAP under SEC Rules		Compensation Actually Paid
CEO	2024	$9,043,869	-	$7,514,588	+	$(1,949,624)	=	$(420,343)
	2023	$11,029,154	-	$8,908,930	+	$(9,978,206)	=	$(7,857,982)
	2022	$12,953,460	-	$6,814,324	+	$59,995,532	=	$66,134,668
	2021	$12,184,594	-	$6,145,991	+	$23,709,981	=	$29,748,584
Average non-PEO NEOs	2024	$2,140,241	-	$1,328,566	+	$(337,140)	=	$474,535
	2023	$2,449,760	-	$1,511,407	+	$(1,879,987)	=	$(941,633)
	2022	$3,265,792	-	$1,203,834	+	$10,386,485	=	$12,448,442
	2021	$2,781,338	-	$1,032,718	+	$4,595,090	=	$6,343,711
The table below provides the following components of the value of equity compensation included in CAP for the periods indicated, determined in accordance with SEC methodology for this disclosure:

◆	F or awards granted during the applicable fiscal year (and which were still outstanding as of the end of such fiscal year), the fiscal year end value;

◆	F or awards granted during prior years that were still outstanding as of the applicable fiscal year end, the change in value as of the applicable fiscal year end compared to the prior fiscal year end;

◆	F or awards granted in prior fiscal years that vested during the applicable fiscal year, the change in value as of the vesting date compared to the value as of the prior fiscal year end; and

◆
F
or any awards that vested during the applicable fiscal year, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date.

	Fiscal Year	Fiscal Year End Value of Current Year Awards Outstanding as of Fiscal Year End		Change in Value as of Fiscal Year End for Prior Year Awards Outstanding as of Fiscal Year End		Change in Value as of Vesting Date for Awards that Vested During the Fiscal Year		Accrued Dividends Paid for Awards that Vested During the Fiscal Year		Value of Equity for CAP Purposes
CEO	2024	$(143,939)	+	$(598,316)	+	$(1,207,369)	+	$—	=	$(1,949,624)
	2023	$546,793	+	$(3,478,125)	+	$(7,046,874)	+	$—	=	$(9,978,206)
	2022	$11,043,563	+	$20,998,966	+	$27,857,495	+	$95,508	=	$59,995,532
	2021	$29,135,318	+	$(4,260,334)	+	$(1,301,560)	+	$136,557	=	$23,709,981
Average non-PEO NEOs	2024	$(25,448)	+	$(102,403)	+	$(209,289)	+	$—	=	$(337,140)
	2023	$95,271	+	$(584,807)	+	$(1,390,450)	+	$—	=	$(1,879,987)
	2022	$1,956,329	+	$5,549,224	+	$2,876,577	+	$4,355	=	$10,386,485
	2021	$4,949,043	+	$(377,682)	+	$19,626	+	$4,103	=	$4,595,090

Non-PEO NEO Average Total Compensation Amount	$ 2,140,241	2,449,760	3,265,792	2,781,338
Non-PEO NEO Average Compensation Actually Paid Amount	$ 474,535	(941,633)	12,448,442	6,343,711
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Summary Compensation Table Totals to CAP Totals
The following table reconciles the Summary Compensation Table Total amounts to CAP for each of the CEO and the average of the non-PEO
NEOs.

	Fiscal Year	Summary Compensation Table Total		Value of Stock Awards in Summary Compensation Table Total		Value of Equity Compensation included in CAP under SEC Rules		Compensation Actually Paid
CEO	2024	$9,043,869	-	$7,514,588	+	$(1,949,624)	=	$(420,343)
	2023	$11,029,154	-	$8,908,930	+	$(9,978,206)	=	$(7,857,982)
	2022	$12,953,460	-	$6,814,324	+	$59,995,532	=	$66,134,668
	2021	$12,184,594	-	$6,145,991	+	$23,709,981	=	$29,748,584
Average non-PEO NEOs	2024	$2,140,241	-	$1,328,566	+	$(337,140)	=	$474,535
	2023	$2,449,760	-	$1,511,407	+	$(1,879,987)	=	$(941,633)
	2022	$3,265,792	-	$1,203,834	+	$10,386,485	=	$12,448,442
	2021	$2,781,338	-	$1,032,718	+	$4,595,090	=	$6,343,711
The table below provides the following components of the value of equity compensation included in CAP for the periods indicated, determined in accordance with SEC methodology for this disclosure:

◆	F or awards granted during the applicable fiscal year (and which were still outstanding as of the end of such fiscal year), the fiscal year end value;

◆	F or awards granted during prior years that were still outstanding as of the applicable fiscal year end, the change in value as of the applicable fiscal year end compared to the prior fiscal year end;

◆	F or awards granted in prior fiscal years that vested during the applicable fiscal year, the change in value as of the vesting date compared to the value as of the prior fiscal year end; and

◆
F
or any awards that vested during the applicable fiscal year, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date.

	Fiscal Year	Fiscal Year End Value of Current Year Awards Outstanding as of Fiscal Year End		Change in Value as of Fiscal Year End for Prior Year Awards Outstanding as of Fiscal Year End		Change in Value as of Vesting Date for Awards that Vested During the Fiscal Year		Accrued Dividends Paid for Awards that Vested During the Fiscal Year		Value of Equity for CAP Purposes
CEO	2024	$(143,939)	+	$(598,316)	+	$(1,207,369)	+	$—	=	$(1,949,624)
	2023	$546,793	+	$(3,478,125)	+	$(7,046,874)	+	$—	=	$(9,978,206)
	2022	$11,043,563	+	$20,998,966	+	$27,857,495	+	$95,508	=	$59,995,532
	2021	$29,135,318	+	$(4,260,334)	+	$(1,301,560)	+	$136,557	=	$23,709,981
Average non-PEO NEOs	2024	$(25,448)	+	$(102,403)	+	$(209,289)	+	$—	=	$(337,140)
	2023	$95,271	+	$(584,807)	+	$(1,390,450)	+	$—	=	$(1,879,987)
	2022	$1,956,329	+	$5,549,224	+	$2,876,577	+	$4,355	=	$10,386,485
	2021	$4,949,043	+	$(377,682)	+	$19,626	+	$4,103	=	$4,595,090

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Comparable Sales
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus Total Shareholder Return
Tabular List, Table
Most Important Measures Linking CAP During Fiscal 2024 to Company Performance
The following table discloses the most important measures used by the Company to link CAP to our NEOs to
Fiscal 2024 performance. For further information regarding these performance metrics and their function in our executive compensation program, see the CDA section above.

Most Important Measures
Comparable Sales	Adjusted Operating Income	U.S. Market Share	Free Cash Flow	Revenue

Total Shareholder Return Amount	$ 428.34	320.87	356.56	168.34
Peer Group Total Shareholder Return Amount	176.81	153.74	158.94	119.68
Net Income (Loss)	$ 810,400,000	$ 376,700,000	$ 769,900,000	$ (15,200,000)
Company Selected Measure Amount	(0.116)	(0.061)	0.48	0.099
PEO Name	Virginia C. Drosos
Measure:: 1
Pay vs Performance Disclosure
Name	Comparable Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	U.S. Market Share
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue
PEO | Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,514,588	$ 8,908,930	$ 6,814,324	$ 6,145,991
PEO | Value of Equity Compensation Included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,949,624)	(9,978,206)	59,995,532	23,709,981
PEO | Value of Current Year Awards Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(143,939)	546,793	11,043,563	29,135,318
PEO | Change in Value as of Prior Year Awards Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(598,316)	(3,478,125)	20,998,966	(4,260,334)
PEO | Change in Value as of Vesting Date for Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,207,369)	(7,046,874)	27,857,495	(1,301,560)
PEO | Accrued Dividends Paid for Awards that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			95,508	136,557
Non-PEO NEO | Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,328,566	1,511,407	1,203,834	1,032,718
Non-PEO NEO | Value of Equity Compensation Included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(337,140)	(1,879,987)	10,386,485	4,595,090
Non-PEO NEO | Value of Current Year Awards Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,448)	95,271	1,956,329	4,949,043
Non-PEO NEO | Change in Value as of Prior Year Awards Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,403)	(584,807)	5,549,224	(377,682)
Non-PEO NEO | Change in Value as of Vesting Date for Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (209,289)	$ (1,390,450)	2,876,577	19,626
Non-PEO NEO | Accrued Dividends Paid for Awards that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 4,355	$ 4,103